Loans and Debentures - Additional Information (Details) - 12 months ended Dec. 31, 2023 shares in Millions, $ in Millions	BRL (R$) Installment shares	USD ($) Installment shares
Loans And Debentures
Debentures shares issued | shares	2	2
Debenture	R$ 2,000,000,000
Debenture rate	2.05%	2.05%
Maturity term	3 years	3 years
Number of debentures installment | Installment	2	2
Percentage of first installment payment	50.00%	50.00%
Principal amount	R$ 1,823,000,000	$ 375
Proceeds from securities | $		$ 381
Remunerated rate	9.25%	9.25%
Threshold amount of early maturity clauses for cross default	R$ 50,000,000
Debt average repayment period	2 years 9 months 18 days	2 years 9 months 18 days